Goodwill and Other Intangibles	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 29, 2012
Goodwill and Other Intangibles
7.	GOODWILL AND OTHER INTANGIBLES

Goodwill and other intangible assets include the cost of the acquired business in excess of the fair value of the tangible net assets recorded in connection with acquisitions. Other intangible assets include customer relationships and brand names and trademarks. Brand names and trademarks are indefinite-lived intangible assets and, accordingly, are not subject to amortization.

Customer relationship intangible assets with definite lives are carried at the acquired fair value less accumulated amortization. Customer relationship intangible assets are amortized over the estimated useful lives (four to ten years). Amortization expense was $37 million and $33 million for the 13-weeks ended March 30, 2013 and March 31, 2012, respectively.

The carrying amount of the Company’s goodwill was $3,833 million at March 30, 2013 and December 29, 2012. No impairment to the Company’s goodwill has been recognized since the Acquisition in 2007.

Other intangibles, net consisted of the following (in thousands):

	March 30,	December 29,
	2013	2012
Customer relationships — amortizable:
Gross carrying amount	$1,366,056	$1,366,056
Accumulated amortization	(766,300)	(729,403)

Net carrying value	599,756	636,653

Brand names and trademarks — not amortizing	252,800	252,800

Total other intangibles — net	$852,556	$889,453

The Company completed its annual impairment assessment for goodwill and brand names and trademarks indefinite-lived intangible assets as of July 1, 2012, the first day of its fiscal third quarter with no impairments noted. We assessed qualitative factors for our 2012 annual goodwill impairment assessment to conclude that it is not more likely than not that the fair value of our reporting unit is less than its carrying value. The qualitative factors we evaluated included macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, as well as company specific events. Our fair value estimates of the brand name and trademark indefinite-lived intangible assets are based on a discounted cash flow analysis. Due to the many variables inherent in estimating fair value and the relative size of the recorded indefinite-lived intangible assets, differences in assumptions may have a material effect on the results of our impairment analysis.

9.	GOODWILL AND OTHER INTANGIBLES

Goodwill and other intangible assets include the cost of the acquired business in excess of the fair value of the tangible net assets recorded in connection with acquisitions. Other intangible assets include customer relationships and brand names and trademarks. Brand names and trademarks are indefinite-lived intangible assets and, accordingly, are not subject to amortization.

Customer relationship intangible assets have definite lives and are carried at the acquired fair value less accumulated amortization. Customer relationship intangible assets are amortized on a straight line basis over the estimated useful lives (four to ten years) and amortization expense was $139 million, $135 million and $130 million for the fiscal years ended December 29, 2012, December 31, 2011 and January 1, 2011, respectively. The customer relationship intangible assets acquired through 2012 business acquisitions are being amortized on a straight line basis over four years. The weighted-average remaining useful life of all customer relationship intangibles is approximately four years at December 29, 2012. Amortization of these customer relationship assets is estimated to be $145 million annually through 2015, $140 million in 2016 and $60 million in 2017.

The carrying amount of the Company’s goodwill was $3,833 and $3,818 million at December 29, 2012 and December 31, 2011, respectively. No impairment to the Company’s goodwill has been recognized since the Acquisition in 2007.

Other intangibles, net as of December 29, 2012 and December 31, 2011 consisted of the following (in thousands):

	December 29,	December 31,
	2012	2011
Customer relationships — amortizable:
Gross carrying amount	$1,366,056	$1,321,930
Accumulated amortization	(729,403)	(590,048)

Net carrying value	636,653	731,882

Brand names and trademarks — not amortizing	252,800	252,800

Total other intangibles — net	$889,453	$984,682

The 2012 increase in goodwill and customer relationships is attributable to business acquisitions. The allocation related to the Company’s acquisitions is preliminary and amounts recorded may be adjusted as the Company finalizes the purchase price valuations.

The Company completed its annual impairment assessment for goodwill and brand names and trademarks indefinite-lived intangible assets as of July 1, 2012, the first day of its fiscal third quarter with no impairments noted. As discussed in Note 2 — Summary of Significant Accounting Policies, we assessed qualitative factors for our 2012 annual goodwill impairment assessment to conclude that it is not more likely than not that the fair value of our reporting unit is less than its carrying value. The qualitative factors we evaluated included macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, as well as company specific events.